UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Acting Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 November 10, 2011
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	63

Form 13F Information Table Value Total: 	$624,230
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at September 30, 2011

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	720		42130	SH 	 SOLE		42130
AMERIPRISE FINL INC		COM		  03076C106	1421		36100	SH 	 SOLE		36100
AON CORP			COM		  037389103	210		5000	SH 	 SOLE		5000
ARCHER DANIELS MIDLAND CO	COM		  039483102	59439		2395749	SH 	 SOLE		2395749
BANCO BILBAO VIZCAYA ARGENTA	SPONSORED ADR	  05946K101	163		20000	SH 	 SOLE		20000
BANCO SANTANDER SA		ADR		  05964H105	796		99000	SH 	 SOLE		99000
BANK NOVA SCOTIA HALIFAX	COM		  064149107	470		9264	SH 	 SOLE		9264
BANK OF AMERICA CORPORATION	COM		  060505104	851		139000	SH 	 SOLE		139000
BANK OF NEW YORK MELLON CORP	COM		  064058100	335		18000	SH 	 SOLE		18000
BARCLAYS PLC			ADR		  06738E204	2598		265640	SH 	 SOLE		265640
BHP BILLITON PLC		SPONSORED ADR	  05545E209	294		5545	SH 	 SOLE		5545
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	  112585104	554		20000	SH 	 SOLE		20000
CARNIVAL CORP			PAIRED CTF	  143658300	442		14575	SH 	 SOLE		14575
CME GROUP INC			COM		  12572Q105	505		2050	SH 	 SOLE		2050
CREDIT SUISSE GROUP		SPONSORED ADR	  225401108	1181		45000	SH 	 SOLE		45000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	1103		31500	SH 	 SOLE		31500
DUN & BRADSTREET CORP DEL NE	COM		  26483E100	858		14000	SH 	 SOLE		14000
EATON VANCE CORP		COM NON VTG	  278265103	895		40200	SH 	 SOLE		40200
EQUIFAX INC			COM		  294429105	1399		45500	SH 	 SOLE		45500
FRANKLIN RES INC		COM		  354613101	11394		119130	SH 	 SOLE		119130
GLOBAL PMTS INC			COM		  37940X102	2464		61000	SH 	 SOLE		61000
GOLDMAN SACHS GROUP INC		COM		  38141G104	860		9100	SH 	 SOLE		9100
HARTFORD FINL SVCS GROUP INC	COM		  416515104	1719		106500	SH 	 SOLE		106500
HSBC HLDGS PLC			SPON ADR NEW	  404280406	5804		152565	SH 	 SOLE		152565
ICICI BK LTD			ADR		  45104G104	4965		143000	SH 	 SOLE		143000
ING GROEP N V			SPONSORED ADR	  456837103	606		86000	SH 	 SOLE		86000
INVESCO LTD			SHS		  G491BT108	56545		3645700	SH 	 SOLE		3645700
JPMORGAN CHASE & CO		COM		  46625H100	6949		230715	SH 	 SOLE		230715
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	864		413500	SH 	 SOLE		413500
MANULIFE FINL CORP		COM		  56501R106	1232		107829	SH 	 SOLE		107829
MASTERCARD INC			CL A		  57636Q104	2680		8450	SH 	 SOLE		8450
METLIFE INC			COM		  59156R108	1160		41400	SH 	 SOLE		41400
MORGAN STANLEY			COM NEW		  617446448	812		60100	SH 	 SOLE		60100
NOBLE CORPORATION BAAR		NAMEN -AKT	  H5833N103	13654		465214	SH 	 SOLE		465214
NOMURA HLDGS INC		SPONSORED ADR	  65535H208	310		87000	SH 	 SOLE		87000
NORTHERN TR CORP		COM		  665859104	352		10075	SH 	 SOLE		10075
NUCOR CORP			COM		  670346105	22857		722400	SH 	 SOLE		722400
OPPENHEIMER HLDGS INC		CL A NON VTG	  683797104	3407		212400	SH 	 SOLE		212400
PEPSICO INC			COM		  713448108	38840		627465	SH 	 SOLE		627465
POSCO				SPONSORED ADR	  693483109	458		6025	SH 	 SOLE		6025
PROCTER & GAMBLE CO		COM		  742718109	39194		620347	SH 	 SOLE		620347
PRUDENTIAL FINL INC		COM		  744320102	1935		41295	SH 	 SOLE		41295
ROGERS COMMUNICATIONS INC	CL B		  775109200	25564		740419	SH 	 SOLE		740419
ROYAL BK CDA MONTREAL QUE	COM		  780087102	24856		537308	SH 	 SOLE		537308
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	471		66000	SH 	 SOLE		66000
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	246		4000	SH 	 SOLE		4000
SIEMENS A G			SPONSORED ADR	  826197501	808		9000	SH 	 SOLE		9000
SK TELECOM LTD			SPONSORED ADR	  78440P108	492		35000	SH 	 SOLE		35000
STEWART INFORMATION SVCS COR	COM		  860372101	106		12000	SH 	 SOLE		12000
SUNCOR ENERGY INC NEW		COM		  867224107	51637		2004712	SH 	 SOLE		2004712
SYNGENTA AG			SPONSORED ADR	  87160A100	522		10070	SH 	 SOLE		10070
TARGET CORP			COM		  87612E106	37583		766383	SH 	 SOLE		766383
TECK RESOURCES LTD		CL B		  878742204	55641		1869511	SH 	 SOLE		1869511
TELEFONICA S A			SPONSORED ADR	  879382208	229		12000	SH 	 SOLE		12000
THOMSON REUTERS CORP		COM		  884903105	1056		38640	SH 	 SOLE		38640
TORONTO DOMINION BK ONT		COM NEW		  891160509	87152		1213859	SH 	 SOLE		1213859
TOTAL S A			SPONSORED ADR	  89151E109	658		15000	SH 	 SOLE		15000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	512		7500	SH 	 SOLE		7500
UBS AG				SHS NEW		  H89231338	1037		90000	SH 	 SOLE		90000
VISA INC			COM CL A	  92826C839	2832		33035	SH 	 SOLE		33035
WAL MART STORES INC		COM		  931142103	30864		594684	SH 	 SOLE		594684
WELLS FARGO & CO NEW		COM		  949746101	8362		346700	SH 	 SOLE		346700
WILLIS GROUP HOLDINGS PUBLIC	SHS		  G96666105	309		9000	SH 	 SOLE		9000

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